Cash and Marketable Securities (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and Marketable Securities
Maximum maturity term of cash, money market funds and certificates of deposits	3 months
Available-for-sale and trading securities
Amortized Cost	$ 137,857,000	$ 135,693,000
Gross Unrealized Gains	9,582,000	8,748,000
Gross Unrealized Losses	(1,636,000)	(1,959,000)
Fair Value	145,803,000	142,482,000
Portion of unrealized losses in loss position for more than one year	1,500,000	1,700,000
Aggregate fair value of investments with unrealized losses	13,100,000	13,600,000
Summary of gross realized gains and gross realized losses resulting from sales of available-for-sale securities
Proceeds from sale of securities	22,612,000	45,065,000	20,071,000
Gross realized gains, pre-tax	1,990,000	6,065,000	2,326,000
Gross realized gains, net of tax	1,218,000	3,714,000	1,418,000
Gross realized losses, pre-tax	(20,000)	(249,000)	(207,000)
Gross realized losses, net of tax	(12,000)	(153,000)	(126,000)
Impairment of securities		(195,000)	(174,000)
Impairment charges, net of tax		(119,000)	(106,000)
American Home Shield
Available-for-sale and trading securities
Cash and short- and long-term marketable securities associated with regulatory requirements	243,700,000	226,200,000
Net assets subject to third party restrictions	174,100,000
Debt securities
Available-for-sale and trading securities
Amortized Cost	99,071,000	95,135,000
Gross Unrealized Gains	5,773,000	5,795,000
Gross Unrealized Losses	(20,000)	(68,000)
Fair Value	104,824,000	100,862,000
Equity securities
Available-for-sale and trading securities
Amortized Cost	38,786,000	40,558,000
Gross Unrealized Gains	3,809,000	2,953,000
Gross Unrealized Losses	(1,616,000)	(1,891,000)
Fair Value	$ 40,979,000	$ 41,620,000